Derivatives (Estimated Fair Value of Derivative Assets and Liabilities after Master Netting Agreements and Cash Collateral) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	$ 14,684	$ 13,707
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	7,090	7,082
Amounts offset in the consolidated balance sheet, Assets	0	0
Amounts offset in the consolidated balance sheet, Liabilities	0	0
Estimated fair value of derivative assets presented in the consolidated balance sheets	14,684	13,707
Estimated fair value of derivative liabilities presented in the consolidated balance sheets	7,090	7,082
Net amount of derivative assets after application of master netting agreements and cash collateral	519	324
Net amount of derivative liabilities after application of master netting agreements and cash collateral	86	102
Over the Counter [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	13,017	12,256
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	5,848	6,017
Gross estimated fair value of derivative assets	(4,368)	(4,082)
Gross estimated fair value of derivative liabilities	(4,368)	(4,082)
Cash collateral on derivative assets	(6,140)	(4,153)
Cash collateral on derivative liabilities	(7)	(133)
Securities collateral on derivative assets	(2,078)	(3,768)
Securities collateral on derivative liabilities	(1,395)	(1,700)
Exchange Traded [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	67	71
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	25	11
Gross estimated fair value of derivative assets	(1)	(5)
Gross estimated fair value of derivative liabilities	(1)	(5)
Cash collateral on derivative assets	0	0
Cash collateral on derivative liabilities	(20)	(4)
Securities collateral on derivative assets	0	0
Securities collateral on derivative liabilities	(3)	(2)
Cleared [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	1,600	1,380
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	1,217	1,054
Gross estimated fair value of derivative assets	(1,200)	(989)
Gross estimated fair value of derivative liabilities	(1,200)	(989)
Cash collateral on derivative assets	(378)	(386)
Cash collateral on derivative liabilities	(10)	(62)
Securities collateral on derivative assets	0	0
Securities collateral on derivative liabilities	$ 0	$ (3)